Taxes (Details) - Schedule of taxes payable - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of taxes payable [Abstract]
Income tax payable
VAT payable	332	5,797
Other tax payables (other payables and accrued liabilities)	1,888	2,228
Total	$ 2,220	$ 8,025